Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (40,056,965)	$ (31,951,211)	$ (11,927,536)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	5,597,137	5,852,321	5,120,727
Amortization of right-of-use assets	408,843	625,036
Bad debts written off			944,480
Exchange difference	(2,019,441)	506,447	1,338,857
Loss on disposal of property and equipment	13,663	45,883
Allowance for expected credit losses	17,005,297	12,318,303	1,845,370
Share-based compensation expense	4,804,378
Gain on derecognisation of lease	(65,479)
Write back of accounts and other payables	(169,886)	(79,438)
Impairment of goodwill	3,619,968
Impairment of intangible assets			724,437
Impairment of property and equipment		95,471	1,228,362
Loss on disposal of a subsidiary	126,373
Changes in assets and liabilities:
Accounts receivable	(1,830,920)	419,941	(16,319,139)
Other receivables and prepayment	(10,355,091)	(4,698,887)	2,433,455
Accounts payable	1,078,131	22,486,090	(2,108,736)
Accrued liabilities and other payables	7,936,699	(24,056,587)	10,683,568
Deferred revenue	(1,483,240)	810,591	(962,730)
Change in lease liability	(433,275)	(566,512)
Tax payable		(70,992)	74,009
Net cash used in operating activities	(15,823,808)	(18,263,544)	(6,924,876)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(33,974)	(131,261)	(32,691)
Proceeds from return of deposits			604,467
Cash received from acquisition subsidiaries			612,692
Partial payment made for acquisition of a subsidiary	(18,743,810)	(14,495,905)
Disposal of subsidiary	(126,374)
Increase in investment	(188,403)
Deposit for investments	(289,851)
Proceeds from disposal of property and equipment		290
Net cash inflow from acquisition of subsidiaries	1,016
Net cash (used in) provided by investing activities	(19,381,396)	(14,626,876)	1,184,468
CASH FLOWS FROM FINANCING ACTIVITIES:
(Repayment to) Advances from related parties	(82,829)	1,628,846	6,874,994
Proceeds from issuance of debt	21,738,815	21,743,857
Proceeds from issuance of shares	9,882,432	12,067,550
Net cash provided by financing activities	31,538,418	35,440,253	6,874,994
Effect of foreign exchange rate changes	42,892	(46,364)	(14,747)
Net (decrease) increase in cash	(3,623,894)	2,503,469	1,119,839
Cash at beginning of year	3,695,687	1,192,218	72,379
Cash at end of year	71,793	3,695,687	1,192,218
Supplemental cash flow disclosures:
Cash paid for amounts included in the measurement of lease liabilities	(433,275)	(566,512)
Interest paid	3,504	102,084	80,184
Income taxes paid
Non- cash investing and financing transaction:
Right-of-use assets obtained in exchange for new operating lease liabilities	889,403	833,108
Share-based compensation expense	$ 4,804,378